Schedule of derivative liabilities (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Balance, Beginning	€ 636
Fair value movement on warrants unexercised (including exchange differences)	(101)
Fair value on initial recognition of derivative liabilities	5,803
(Decrease) / increase due to conversions during period	(453)
(Gain) / loss due to fair value movements during period	361
(Gain) / loss due to fair value movements at remeasurement	(3,699)
Reclassification of convertible notes on consolidation	(354)
Balance, Ending	2,193
Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Balance, Beginning	445
Fair value movement on warrants unexercised (including exchange differences)
Fair value on initial recognition of derivative liabilities	3,933
(Decrease) / increase due to conversions during period	(453)
(Gain) / loss due to fair value movements during period	361
(Gain) / loss due to fair value movements at remeasurement	(2,669)
Reclassification of convertible notes on consolidation	(354)
Balance, Ending	1,263
Private warrants [member]
IfrsStatementLineItems [Line Items]
Balance, Beginning	14
Fair value movement on warrants unexercised (including exchange differences)
Fair value on initial recognition of derivative liabilities	1,870
(Decrease) / increase due to conversions during period
(Gain) / loss due to fair value movements during period
(Gain) / loss due to fair value movements at remeasurement	(1,030)
Reclassification of convertible notes on consolidation
Balance, Ending	854
Public warrants [member]
IfrsStatementLineItems [Line Items]
Balance, Beginning	177
Fair value movement on warrants unexercised (including exchange differences)	(101)
Fair value on initial recognition of derivative liabilities
(Decrease) / increase due to conversions during period
(Gain) / loss due to fair value movements during period
(Gain) / loss due to fair value movements at remeasurement
Reclassification of convertible notes on consolidation
Balance, Ending	€ 76